Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2024
Investments in associates and joint ventures
Investments in associates and joint ventures

11 Investments in associates and joint ventures

	2024	2023	2022
	$m	$m	$m
At 1 January	147	76	69
Additions	158	80	26
Share of after tax losses	(28)	(12)	(5)
Exchange and other adjustments	(9)	3	(14)
At 31 December	268	147	76

On 22 May 2024, AstraZeneca entered into an agreement with Fuse Biosciences (Cayman) Limited to acquire equity. Under the terms of the agreement, AstraZeneca contributed $11m in initial funds, holds 25% board representation, and holds a 18.75% interest in the associate entity.

On 1 November 2023, AstraZeneca entered into an agreement with Cellectis, a clinical-stage biotechnology company, to accelerate the development of next generation therapeutics in areas of high unmet medical need, including oncology, immunology and rare diseases. Under the terms of the agreement, AstraZeneca contributed $80m in funds for a 22% interest in the associate entity. On 22 May 2024, a further contribution of $140m was made for a further 22% interest. AstraZeneca holds a 44% interest in the associate entity.

On 29 January 2021, AstraZeneca entered into an agreement with IHP Holdings Limited to create and run an online platform (iHospital) offering consultations with physicians, repeat prescriptions and e-pharmacy in China. The agreement resulted in the formation of a new entity, IHP HK Holdings Limited. AstraZeneca contributed $30m in initial funds and holds a 50% interest in the associate entity.

On 1 December 2020, AstraZeneca and China International Capital Corporation (CICC) entered into an agreement to set up a Global Healthcare Industrial Fund to drive healthcare system innovation by leveraging local capital and accelerating China-related innovation incubation. The agreement resulted in the formation of a new entity, Wuxi AstraZeneca-CICC Venture Capital Partnership (Limited Partnership). AstraZeneca holds a 22% interest in the associate entity and contributed $1m in initial funds in 2020, with contributions of $45m, $21m and $7m made in 2021, 2022 and 2024 respectively.

On 23 September 2021, AstraZeneca entered into an agreement with VaxEquity Limited (‘VaxEquity’) to collaborate and develop self-amplifying RNA technology with the aim of generating treatments for target diseases. AstraZeneca contributed $14m in initial funds and holds a 40% interest in the associate entity. On 13 April 2024, VaxEquity entered a voluntary liquidation process.

On 27 November 2017, AstraZeneca entered into a joint venture agreement with Chinese Future Industry Investment Fund (FIIF), to discover, develop and commercialise potential new medicines to help address unmet medical needs globally, and to bring innovative new medicines to patients in China more quickly. The agreement resulted in the formation of a joint venture entity based in China, Dizal (Jiangsu) Pharmaceutical Co., Ltd. Since its establishment, AstraZeneca has contributed $80m in cash to the joint venture entity and has a 26% interest in the joint venture.

On 1 December 2015, AstraZeneca entered into a joint venture agreement with Fujifilm Kyowa Kirin Biologics Co., Ltd. to develop a biosimilar using the combined capabilities of the two parties. The agreement resulted in the formation of a joint venture entity based in the UK, Centus Biotherapeutics Limited (‘Centus’). Since its establishment, AstraZeneca has contributed $135m in cash to the joint venture entity and has a 50% interest in the joint venture which has a carrying value of $nil (2023: $nil; 2022: $nil). On 7 May 2024 Centus was dissolved.

All investments are accounted for using the equity method. At 31 December 2024, unrecognised losses in associates and joint ventures totalled $177m (2023: $140m; 2022: $92m) which have not been recognised due to the investment carrying value reaching $nil value.

Aggregated summarised financial information for the associate and joint venture entities is set out below:

	2024	2023	2022
	$m	$m	$m
Non-current assets	577	424	290
Current assets	508	362	300
Total liabilities	(516)	(287)	(72)
Net assets	569	499	518
Amount attributable to AstraZeneca	131	85	91
Goodwill	152	52	–
Exchange adjustments	(15)	10	(15)
Carrying value of investments in associates and joint ventures	268	147	76

Joint contractual arrangements were entered into between AstraZeneca and Daiichi Sankyo; in March 2019 for the co-development and co-commercialisation of Enhertu and in July 2020 for the co-development and co-commercialisation of Datroway. Each party shares global pre-tax net income from the collaboration on a 50:50 basis (with the exception of Japan where Daiichi Sankyo maintains exclusive rights and AstraZeneca receives a royalty). The joint operation is not structured through a separate legal entity, and it operates from AstraZeneca and Daiichi Sankyo’s respective principal places of business.